Schedule of Concentration Risk of Total Fleet Lease Rental Income (Detail) - Total Fleet Lease Rental Income - Customer Concentration Risk	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Customer A
Capital Leased Assets [Line Items]
Percentage of lease rental income	21.60%	18.00%	20.30%	17.10%
Customer B
Capital Leased Assets [Line Items]
Percentage of lease rental income	11.70%	9.80%	13.90%	8.70%
Customer C
Capital Leased Assets [Line Items]
Percentage of lease rental income	11.80%	12.70%	11.70%	13.60%